UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
Annual Report of Proxy Voting Record of
Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: July 1, 2011 - June 30, 2012

Courtney R. Taylor
American Funds Mortgage Fund
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

ITEM 1 – Proxy Voting Record

The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND
(Registrant)

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: August 24, 2012